Equity (Details) - Schedule of reconciliation of the fair value measurements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation of the fair value measurements [Abstract]
Balance of liability due to Warrants at January 1, 2021	$ 3
Net change in fair value of the Warrant designated at fair value through profit or loss	(3)
Balance of liability due to Warrants at December 31, 2021